Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 1,816	$ 1,710
Repurchase agreements Gross recognized liabilities	1,165	2,594
Securities loaned Gross recognized liabilities	50	227
Total Gross recognized liabilities	3,031	4,531
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,067)	(946)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,067)	(946)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	749	764
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	1,165	2,594
Securities loaned Net amounts liabilities presented in consolidated balance sheet	50	227
Total Net amounts liabilities presented in consolidated balance sheet	1,964	3,585
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(80)	(106)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(152)	(114)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(232)	(220)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(1,012)	(2,480)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(49)	(224)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(1,061)	(2,704)
Derivative liabilities Net Amount	669	658
Repurchase agreements Net Amount	1
Securities loaned Net Amount	1	3
Total Net Amount Liabilities	$ 671	$ 661